Leases (Details) - Schedule of Lease Costs - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Schedule of Lease Costs [Abstract]
Operating lease cost	$ 51	$ 56
Short-term lease cost	8	9
Total Lease cost	$ 59	$ 65